UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2005
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Second Curve Capital, LLC
Address:  405 Lexington Ave

	  52nd Floor
          New York, NY 10174

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  February 14, 2006

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:	 18
Form 13F Information Table Value Total:  $586,800
						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
ACCREDITED HOME LENDERS		COM		00437P107	 2,479 	50000	SH		SOLE		50000
AFFILIATED MANAGERS GROUP INC	COM		008252108	 40,968 510500	SH		SOLE		510500
AMERICAS CAR MART INC		COM		03062T105	 973 	58900	SH		SOLE		58900
AMERICREDIT CORP		COM		03060R101	 19,868 775202	SH		SOLE		775202
ASSET ACCEPTANCE CAPITAL CORP	COM		04543P100	 6,738 	300000	SH		SOLE		300000
CAPITAL ONE FINANCIAL CORP	COM		14040H105	 88,534 1024700	SH		SOLE		1024700
COMPUCREDIT CORP		COM		20478N100	 97,204 2527410	SH		SOLE		2527410
ENCORE CAPITAL GROUP INC	COM		292554102	 12,910 744100	SH		SOLE		744100
FIRST ACCEPTANCE CORP		COM		318457108	 22,542 2190700	SH		SOLE		2190700
FIRST MARBLEHEAD CORP		COM		320771108	 128,1743900600	SH		SOLE		3900600
INTERCONTINENTALEXCHANGE INC	COM		45865V100	 73 	2000	SH		SOLE		2000
MONTPELIER RE HLDGS LTD		COM		G62185106	 46,778 2475000	SH		SOLE		2475000
NETBANK INC			COM		640933107	 9,900 	1371190	SH		SOLE		1371190
PORTFOLIO RECOVERY ASSOCIATES	COM		73640Q105	 66,098 1423294	SH		SOLE		1423294
PRIMUS GUARANTY LTD		COM		G72457107	 20,132 1542700	SH		SOLE		1542700
QC HOLDINGS INC			COM		74729T101	 8,644 	749662	SH	 	SOLE		749662
SIGNATURE BANK			COM		82669G104	 6,582 	234501	SH		SOLE		234501
SVB FINANCIAL GROUP		COM		78486Q101	 2,141 	45700	SH		SOLE		45700



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